STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

September 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.9%
Banks - 3.6%
Bank of America Corp.	121,522		3,327,272
JPMorgan Chase & Co.	83,481		12,106,415
			15,433,687
Capital Goods - 6.1%
Deere & Co.	3,505		1,322,717
Eaton Corp. PLC	42,815		9,131,583
Honeywell International, Inc.	11,880		2,194,711
Illinois Tool Works, Inc.	18,161		4,182,660
RTX Corp.	40,781		2,935,009
The Boeing Company	12,078	[a]	2,315,111
Trane Technologies PLC	19,531		3,963,035
			26,044,826
Consumer Discretionary Distribution - 3.8%
Amazon.com, Inc.	112,149	[a]	14,256,381
Genuine Parts Co.	14,473		2,089,612
			16,345,993
Consumer Durables & Apparel - .8%
NIKE, Inc., Cl. B	20,710		1,980,290
Peloton Interactive, Inc., Cl. A	263,356	[a]	1,329,948
			3,310,238
Consumer Services - 2.8%
International Game Technology PLC	116,216		3,523,669
Las Vegas Sands Corp.	126,051		5,778,178
McDonald's Corp.	10,517		2,770,598
			12,072,445
Consumer Staples Distribution - 1.5%
Costco Wholesale Corp.	11,339		6,406,081
Energy - 9.7%
Baker Hughes Co.	90,941		3,212,036
Enbridge, Inc.	103,480		3,434,501
EQT Corp.	126,958		5,151,956
Exxon Mobil Corp.	111,889		13,155,909
Hess Corp.	30,898		4,727,394
Occidental Petroleum Corp.	79,568		5,162,372
Schlumberger NV	117,096		6,826,697
			41,670,865
Financial Services - 8.9%
Ameriprise Financial, Inc.	18,343		6,047,320
Ares Management Corp., Cl. A	23,741		2,442,237

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Financial Services - 8.9% (continued)
Berkshire Hathaway, Inc., Cl. B	19,591	[a]	6,862,727
Block, Inc.	61,310	[a]	2,713,581
CME Group, Inc.	28,916		5,789,562
Mastercard, Inc., Cl. A	11,453		4,534,357
S&P Global, Inc.	12,140		4,436,077
Synchrony Financial	44,629		1,364,309
Voya Financial, Inc.	61,230		4,068,734
			38,258,904
Food, Beverage & Tobacco - 1.0%
The Coca-Cola Company	75,994		4,254,144
Health Care Equipment & Services - 9.9%
Abbott Laboratories	59,500		5,762,575
Align Technology, Inc.	17,322	[a]	5,288,753
Baxter International, Inc.	47,144		1,779,215
Becton, Dickinson and Co.	22,149		5,726,181
Boston Scientific Corp.	137,153	[a]	7,241,678
Elevance Health, Inc.	8,709		3,792,073
Intuitive Surgical, Inc.	8,386	[a]	2,451,144
Stryker Corp.	16,253		4,441,457
UnitedHealth Group, Inc.	11,941		6,020,533
			42,503,609
Household & Personal Products - 1.2%
The Estee Lauder Companies, Inc., Cl. A	21,573		3,118,377
The Procter & Gamble Company	14,992		2,186,733
			5,305,110
Insurance - 3.8%
American International Group, Inc.	107,015		6,485,109
Assurant, Inc.	25,119		3,606,586
Everest Group Ltd.	5,715		2,124,094
The Allstate Corp.	36,942		4,115,708
			16,331,497
Materials - 2.3%
Freeport-McMoRan, Inc.	109,799		4,094,405
Martin Marietta Materials, Inc.	7,582		3,112,259
Olin Corp.	55,383		2,768,042
			9,974,706
Media & Entertainment - 7.3%
Alphabet, Inc., Cl. A	178,654	[a]	23,378,662
Charter Communications, Inc., Cl. A	8,293	[a]	3,647,427
Meta Platforms, Inc., Cl. A	7,376	[a]	2,214,349
Netflix, Inc.	5,084	[a]	1,919,718
			31,160,156
Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
AbbVie, Inc.	41,991		6,259,178

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 10.2% (continued)
Danaher Corp.	12,935		3,209,174
Eli Lilly & Co.	22,093		11,866,813
Illumina, Inc.	11,655	[a]	1,599,998
Merck & Co., Inc.	47,483		4,888,375
Regeneron Pharmaceuticals, Inc.	2,709	[a]	2,229,399
Repligen Corp.	14,450	[a]	2,297,695
Sanofi, ADR	37,347		2,003,293
Sarepta Therapeutics, Inc.	41,088	[a]	4,980,687
Thermo Fisher Scientific, Inc.	8,460		4,282,198
			43,616,810
Semiconductors & Semiconductor Equipment - 5.0%
Broadcom, Inc.	2,850		2,367,153
KLA Corp.	7,795		3,575,255
Microchip Technology, Inc.	30,248		2,360,856
NVIDIA Corp.	29,769		12,949,217
			21,252,481
Software & Services - 9.8%
Accenture PLC, Cl. A	7,916		2,431,083
HubSpot, Inc.	11,021	[a]	5,427,843
Microsoft Corp.	84,602		26,713,082
Oracle Corp.	37,683		3,991,383
Shopify, Inc., Cl. A	35,894	[a]	1,958,736
Twilio, Inc., Cl. A	29,887	[a]	1,749,286
			42,271,413
Technology Hardware & Equipment - 8.5%
Amphenol Corp., Cl. A	68,628		5,764,066
Apple, Inc.	142,635		24,420,538
Cisco Systems, Inc.	67,183		3,611,758
Corning, Inc.	88,437		2,694,675
			36,491,037
Telecommunication Services - .6%
AT&T, Inc.	185,139		2,780,788
Transportation - 1.2%
CSX Corp.	59,798		1,838,789
Uber Technologies, Inc.	74,564	[a]	3,429,198
			5,267,987
Utilities - 1.9%
Exelon Corp.	89,410		3,378,804
NextEra Energy, Inc.	35,385		2,027,207
Public Service Enterprise Group, Inc.	49,753		2,831,443
			8,237,454
Total Common Stocks (cost $329,469,611)			428,990,231

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $510,975)	5.40	510,975	[b]	510,975
Total Investments (cost $329,980,586)		100.0%		429,501,206
Liabilities, Less Cash and Receivables		(.0%)		(171,481)
Net Assets		100.0%		429,329,725

ADR—American Depositary Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of September 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	428,990,231	-	-	428,990,231
Investment Companies	510,975	-	-	510,975

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2023, accumulated net unrealized appreciation on investments was $99,520,620, consisting of $114,812,990 gross unrealized appreciation and $15,292,370 gross unrealized depreciation.

At September 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.